Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

Income tax expense is as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Current income tax:
Current Taxes	62,610	57,400	35,093
Prior Years Taxes	(1,932)	215	(6,544)
Deferred tax:
Deferred Taxes	(16,815)	(12,990)	2,855
Income tax expense reported in the statement of profit or loss	43,863	44,625	31,404

Summary of Deferred Tax Charged to OCI

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	15	(236)	26
Change in the fair value of hedging instruments	932	(2,043)	(653)
Deferred tax charged to OCI	947	(2,279)	(627)

Schedule of Reconciliation of Effective Tax Rate

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Accounting profit before income tax	189,553	187,641	165,673
Statutory income tax rate of 27.9%	52,885	52,202	46,223
Prior years taxes	(1,932)	215	(6,544)
DTA not recognized on tax losses carry-forward	1,854	750	(1,947)
DTA on temporary/tax losses non recognized	(2,810)	—	—
Taxes effect on unremitted earnings	827	1,488	400
Tax grants/not taxable items	(5,097)	(8,477)	(1,157)
Tax exemption on gain from the sale of an associate	—	—	(3,378)
Different foreign tax rate effect	(2,244)	(1,553)	(2,193)
DTA/DTL effect previous years	380	—	—
At the effective income tax rate of 23.1% (23.8% in 2022, 19.0% in 2021)	43,863	44,625	31,404
Income tax expense reported in the statement of profit or loss	43,863	44,625	31,404

The Group's effective tax rate for the year ended December 31, 2023, decreased to 23.1% compared to 23.8% for the year ended December 31, 2022. Considering that the accounting profit before income tax is basically unchanged, the lower tax impact is due to a sum of several different effects, as explained in the table above.

The Group's e
Summary of Timing of Tax Losses Carryforwards

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
2023	—	336
2024	—	369
2025	—	331
2026	—	334
2027	—	3,860
2028	—	404
2029	—	129
Unlimited	8,377	2,215
Total unrecognized tax losses	8,377	7,978

The change in unrecognized tax losses is related to both the recognition of deferred tax assets and the use of tax losses expiring within 2029.

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2023 and 2022 is as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Intangible assets	(1,649)	(4,179)
Property, plant and equipment	30,150	19,746
Contract balances	(13,552)	(12,329)
Revaluations of investment properties to fair value	5,712	6,807
Expected credit losses	1,279	1,217
Derivatives	(708)	(1,640)
Leases	308	331
Long term incentives	12	51
Provisions	6,845	6,631
Accruals and other provisions	578	164
Tax losses carry forward	36,251	26,941
Unremitted earnings	(2,260)	(2,260)
Start up costs IPO SG spa	2,684	4,026
Share-based compensation plans	—	325
Other effects	977	2,427
Deferred tax assets, net	66,627	48,258
Reflected in the statement of financial position as follows:
Deferred tax assets	76,251	69,210
Deferred tax liabilities	(9,624)	(20,952)
Deferred tax assets, net	66,627	48,258

Schedule of Reconciliation of Net Deferred Tax Assets

The reconciliation of net deferred tax assets is as follows:

	2023	2022
	(EUR thousand)
As of January 1	48,258	36,772
Tax expense during the period recognized in profit or loss	16,815	12,990
Tax income/(expense) during the period recognized in OCI	947	(2,279)
Other effect	607	775
As at December 31	66,627	48,258